Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2025
Debt Securities in Issue [Abstract]
Summary of maturities of debt securities in issue

Changes in debt securities in issue
in EUR million	30 June 2025	31 December 2024
Opening balance as at 1 January	142,367	124,670
Additions	80,301	124,701
Redemptions / Disposals	-65,413	-113,014
Amortisation	357	1,098
Other	-149	261
Changes in unrealised revaluations	472	1,139
Foreign exchange movement	-6,919	3,512
Closing balance	151,016	142,367